TAXES ON INCOME (Reconciliation of Statutory Tax Rate to Effective Tax Rate) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income before taxes on income (tax benefit), as reported in the consolidated statements of income (loss)		$ 459	$ 35,869	[1]	$ 23,275	[1]
Statutory tax rate		23.00%	23.00%	[1]	23.00%	[1]
Theoretical taxes on income		$ 105	$ 8,250	[1]	$ 5,353	[1]
Currency differences		129	(7)	[1]	(1,908)	[1]
Tax adjustment in respect of different tax rates and "Benefitted Enterprise" status		(968)	(1,204)	[1]	241	[1]
Changes in valuation allowance		2,476	(1,217)	[1]	(14,248)	[1]
Capital (gain) loss from merger, acquisition and related litigation expense, net	[1]		(7,749)		18
Expiration of carryforward tax losses		1,032	1,367	[1]	923	[1]
Exempt subsidy income		(3,093)	(1,497)	[1]	(3,887)	[1]
Nondeductible expenses and other differences		3,811	2,850	[1]	(75)	[1]
Tax benefit		$ 3,492	$ 793		$ (13,583)

[1]	The Company restated previously issued consolidated financial statements. See Note 2 and Note 17 for additional information.